Lord Abbett Series Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Series Fund, Inc. (the “Registrant”)
1933 Act File No. 033-31072
1940 Act File No. 811-05876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 34 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 14, 2011.

Please contact the undersigned at (201) 827-2252 if you have any questions or comments.

Sincerely yours,

/s/ Lisa R. Savitzky
Lisa R. Savitzky
Senior Paralegal
Lord, Abbett & Co. LLC